Leases (Details) - Schedule of maturities of operating lease liabilities $ in Thousands	Dec. 31, 2021 USD ($)
Schedule of maturities of operating lease liabilities [Abstract]
2022	$ 961
2023	745
2024	245
2025 and thereafter
Total operating lease payments	1,951
Less: imputed interest	120
Present value of lease liabilities	$ 1,831